Derivative and Hedging Activities	12 Months Ended
Dec. 31, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative and Hedging Activities	Derivative and Hedging Activities
We use derivative instruments to reduce our exposure to fluctuations in future commodity prices and to protect our expected operating cash flow against significant market movements or volatility. All of our oil, natural gas and NGL derivative instruments are net settled based on the difference between the fixed-price payment and the floating-price payment, resulting in a net amount due to or from the counterparty. None of our open oil, natural gas and NGL derivative instruments were designated for hedge accounting as of December 31, 2019 and 2018.
Oil, Natural Gas and NGL Derivatives
As of December 31, 2019, and 2018, our oil, natural gas and NGL derivative instruments consisted of the following types of instruments:
•Swaps: We receive a fixed price and pay a floating market price to the counterparty for the hedged commodity. In exchange for higher fixed prices on certain of our swap trades, we may sell call options and call swaptions.
•Options: We sell, and occasionally buy, call options in exchange for a premium. At the time of settlement, if the market price exceeds the fixed price of the call option, we pay the counterparty the excess on sold call options and we receive the excess on bought call options. If the market price settles below the fixed price of the call option, no payment is due from either party.
•Call Swaptions: We sell call swaptions to counterparties in exchange for a premium. Swaptions allow the counterparty, on a specific date, to extend an existing fixed-price swap for a certain period of time or to increase the notional volumes of an existing fixed-price swap.
•Collars: These instruments contain a fixed floor price (put) and ceiling price (call). If the market price exceeds the call strike price or falls below the put strike price, we receive the fixed price and pay the market price. If the market price is between the put and the call strike prices, no payments are due from either party. Three-way collars include the sale by us of an additional put option in exchange for a more favorable strike price on the call option. This eliminates the counterparty’s downside exposure below the second put option strike price.
•Basis Protection Swaps: These instruments are arrangements that guarantee a fixed price differential to NYMEX from a specified delivery point. We receive the fixed price differential and pay the floating market price differential to the counterparty for the hedged commodity.
The estimated fair values of our oil, natural gas and NGL derivative instrument assets (liabilities) as of December 31, 2019 and 2018 are provided below:

	December 31, 2019		December 31, 2018
	Notional Volume	Fair Value	Notional Volume	Fair Value
		($ in millions)		($ in millions)
Oil (mmbbl):
Fixed-price swaps	24	$(7)	12	$157
Collars	2	14	8	98
Basis protection swaps	8	(2)	7	5
Total oil	34	5	27	260
Natural gas (bcf):
Fixed-price swaps	265	125	623	26
Three-way collars	—	—	88	1
Collars	—	—	55	(3)
Call options	22	—	44	—
Call swaptions	29	(2)	106	(9)
Basis protection swaps	30	2	50	—
Total natural gas	346	125	966	15
Contingent Consideration:
Utica divestiture		—		7
Total estimated fair value		$130		$282
We have terminated certain commodity derivative contracts that were previously designated as cash flow hedges for which the original contract months are yet to occur. See further discussion below under Effect of Derivative Instruments – Accumulated Other Comprehensive Income (Loss).
Contingent Consideration Arrangements
In 2018, we sold our Utica Shale position to Encino. The agreement includes additional contingent payments to us of up to $100 million comprised of $50 million in consideration in each case if, on or prior to December 31, 2019, there is a period of twenty (20) trading days out of a period of thirty (30) consecutive trading days where (i) the average of the NYMEX natural gas strip prices for the months comprising the year 2022 equals or exceeds $3.00/mmbtu as calculated pursuant to the purchase agreement, and (ii) the average of the NYMEX natural gas strip price for the months comprising the year 2023 equals or exceeds $3.25/mmbtu as calculated pursuant to the purchase agreement. The contingent consideration expired on December 31, 2019 with no value attributed to the arrangement. See Note 3 for further details regarding the transaction.
Foreign Currency Derivatives
During 2017, both our 6.25% Euro-denominated Senior Notes due 2017 and cross currency swaps for the same principal amount matured. Upon maturity of the notes, the counterparties paid us €246 million and we paid the counterparties $327 million. The terms of the cross currency swaps were based on the dollar/euro exchange rate on the issuance date of $1.3325 to €1.00. The swaps were designated as cash flow hedges and, because they were entirely effective in having eliminated any potential variability in our expected cash flows related to changes in foreign exchange rates, changes in their fair value did not impact earnings.
Effect of Derivative Instruments – Consolidated Balance Sheets
The following table presents the fair value and location of each classification of derivative instrument included in the consolidated balance sheets as of December 31, 2019, and 2018 on a gross basis and after same-counterparty netting:

Balance Sheet Classification	Gross Fair Value	Amounts Netted in the Consolidated Balance Sheets	Net Fair Value Presented in the Consolidated Balance Sheets
	($ in millions)
As of December 31, 2019
Commodity Contracts:
Short-term derivative asset	$174	$(40)	$134
Short-term derivative liability	(42)	40	(2)
Long-term derivative liability	(2)	—	(2)
Total derivatives	$130	$—	$130

As of December 31, 2018
Commodity Contracts:
Short-term derivative asset	$306	$(104)	$202
Long-term derivative asset	117	(41)	76
Short-term derivative liability	(107)	104	(3)
Long-term derivative liability	(41)	41	—
Contingent Consideration:
Short-term derivative asset	7	—	7
Total derivatives	$282	$—	$282
As of December 31, 2019 and 2018, we did not have any cash collateral balances for these derivatives.
Effect of Derivative Instruments – Consolidated Statements of Operations
The components of oil, natural gas and NGL revenues for the years ended December 31, 2019, 2018 and 2017 are presented below:

	Years Ended December 31,
	2019	2018	2017
	($ in millions)
Oil, natural gas and NGL revenues	$4,517	$5,189	$4,574
Gains on undesignated oil, natural gas and NGL derivatives	40	—	445
Losses on terminated cash flow hedges	(35)	(34)	(34)
Total oil, natural gas and NGL revenues	$4,522	$5,155	$4,985
The components of marketing revenues for the years ended December 31, 2019, 2018 and 2017 are presented below:

	Years Ended December 31,
	2019	2018	2017
	($ in millions)
Marketing revenues	$3,971	$5,069	$4,511
Gains (losses) on undesignated marketing natural gas derivatives	(4)	7	—
Total marketing revenues	$3,967	$5,076	$4,511
Effect of Derivative Instruments – Accumulated Other Comprehensive Income (Loss)
A reconciliation of the changes in accumulated other comprehensive income (loss) in our consolidated statements of stockholders’ equity related to our cash flow hedges is presented below:

	Years Ended December 31,
	2019		2018		2017
	Before Tax	After Tax	Before Tax	After Tax	Before Tax	After Tax
	($ in millions)
Balance, beginning of period	$(80)	$(23)	$(114)	$(57)	$(153)	$(96)
Net change in fair value	—	—	—	—	5	5
Losses reclassified to income	35	35	34	34	34	34
Balance, end of period	$(45)	$12	$(80)	$(23)	$(114)	$(57)
The accumulated other comprehensive loss as of December 31, 2019 represents the net deferred loss associated with commodity derivative contracts that were previously designated as cash flow hedges for which the original contract months are yet to occur. Remaining deferred gain or loss amounts will be recognized in earnings in the month for which the original contract months are to occur. As we early adopted ASU 2019-12 in the current period, the tax effect will be recognized in earnings in the year ended December 31, 2022. As of December 31, 2019, we expect to transfer approximately $33 million of net loss included in accumulated other comprehensive income to net income (loss) during the next 12 months. The remaining amounts will be transferred by December 31, 2022.
Credit Risk Considerations
Our derivative instruments expose us to our counterparties’ credit risk. To mitigate this risk, we enter into derivative contracts only with counterparties that are highly rated or deemed by us to have acceptable credit strength and deemed by management to be competent and competitive market-makers, and we attempt to limit our exposure to non-performance by any single counterparty. As of December 31, 2019, our oil, natural gas and NGL derivative instruments were spread among 10 counterparties.
Hedging Arrangements
Certain of our hedging arrangements are with counterparties that are also lenders (or affiliates of lenders) under the Chesapeake revolving credit facility. The contracts entered into with these counterparties are secured by the same collateral that secures the Chesapeake revolving credit facility. In addition, we enter into bilateral hedging agreements with other counterparties. The counterparties’ and our obligations under the bilateral hedging agreements must be secured by cash or letters of credit to the extent that any mark-to-market amounts owed to us or by us exceed defined thresholds. As of December 31, 2019, we did not have any cash or letters of credit posted as collateral for our commodity derivatives.
Fair Value
The fair value of our derivatives is based on third-party pricing models which utilize inputs that are either readily available in the public market, such as oil, natural gas and NGL forward curves and discount rates, or can be corroborated from active markets or broker quotes. These values are compared to the values given by our counterparties for reasonableness. Since oil, natural gas and NGL swaps do not include optionality and therefore generally have no unobservable inputs, they are classified as Level 2. All other derivatives have some level of unobservable input, such as volatility curves, and are therefore classified as Level 3. Derivatives are also subject to the risk that either party to a contract will be unable to meet its obligations. We factor non-performance risk into the valuation of our derivatives using current published credit default swap rates. To date, this has not had a material impact on the values of our derivatives.
The following table provides information for financial assets (liabilities) measured at fair value on a recurring basis as of December 31, 2019 and 2018:

	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Fair Value
		($ in millions)
As of December 31, 2019
Derivative Assets (Liabilities):
Commodity assets	$—	$160	$14	$174
Commodity liabilities	—	(42)	(2)	(44)
Total derivatives	$—	$118	$12	$130

As of December 31, 2018
Derivative Assets (Liabilities):
Commodity assets	$—	$319	$103	$422
Commodity liabilities	—	(131)	(16)	(147)
Utica divestiture contingent consideration	—	—	7	7
Total derivatives	$—	$188	$94	$282
A summary of the changes in the fair values of our financial assets (liabilities) classified as Level 3 during 2019 and 2018 is presented below:

	Commodity Derivatives	Utica Contingent Consideration
	($ in millions)
Balance, as of January 1, 2019	$87	$7
Total gains (losses) (realized/unrealized):
Included in earnings(a)	(59)	(7)
Total purchases, issuances, sales and settlements:
Settlements	(16)	—
Balance, as of December 31, 2019	$12	$—

Balance, as of January 1, 2018	$(15)	$—
Total gains (losses) (realized/unrealized):
Included in earnings(a)	77	7
Total purchases, issuances, sales and settlements:
Settlements	25	—
Balance, as of December 31, 2018	$87	$7
___________________________________________

(a)		Commodity Derivatives		Utica Contingent Consideration

		2019	2018	2019	2018
		($ in millions)
	Total gains (losses) included in earnings for the period	$(59)	$77	$(7)	$7
	Change in unrealized gains (losses) related to assets still held at reporting date	$(19)	$86	$—	$7
Qualitative and Quantitative Disclosures about Unobservable Inputs for Level 3 Fair Value Measurements
The significant unobservable inputs for Level 3 derivative contracts include market volatility. Changes in market volatility impact the fair value measurement of our derivative contracts, which is based on an estimate derived from option models. For example, an increase or decrease in the forward prices and volatility of oil and natural gas prices decreases or increases the fair value of oil and natural gas derivatives. The following table presents quantitative information about Level 3 inputs used in the fair value measurement of our commodity derivative contracts as of December 31, 2019:

Instrument Type	Unobservable Input	Range	Weighted Average	Fair Value December 31, 2019
				($ in millions)
Oil trades	Oil price volatility curves	20.71% – 67.28%	25.62%	$14
Natural gas trades	Natural gas price volatility curves	16.93% – 171.49%	39.67%	$(2)